Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Lessee, Lease, Description [Line Items]
Short-term lease	$ 2.8	$ 1.8	$ 1.3
Increase in the lease liability	(15.9)	$ (13.4)	$ (12.2)
Exercise of Extension Options [Member]
Lessee, Lease, Description [Line Items]
Increase in the lease liability	$ 15.6